Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Airlines - 0.5%
Southwest Airlines Co. (A)	9,896	$ 377,236

Banks - 8.8%
Citizens Financial Group, Inc.	23,820	904,445
Fifth Third Bancorp	30,985	1,057,208
First Citizens BancShares, Inc., Class A	696	526,649
Huntington Bancshares, Inc.	95,306	1,266,617
M&T Bank Corp.	9,379	1,664,304
Regions Financial Corp.	52,274	1,107,163
Zions Bancorp NA	11,189	610,360

		7,136,746

Beverages - 1.5%
Constellation Brands, Inc., Class A	2,562	631,046
Keurig Dr. Pepper, Inc.	14,622	566,457

		1,197,503

Building Products - 2.5%
Carlisle Cos., Inc.	3,893	1,152,717
Fortune Brands Home & Security, Inc.	12,288	856,228

		2,008,945

Capital Markets - 5.6%
Ameriprise Financial, Inc.	4,599	1,241,362
Northern Trust Corp.	8,477	845,835
Raymond James Financial, Inc.	9,686	953,781
State Street Corp.	10,706	760,554
T. Rowe Price Group, Inc.	5,639	696,247

		4,497,779

Chemicals - 1.5%
Celanese Corp.	3,019	354,763
RPM International, Inc.	9,188	830,595

		1,185,358

Communications Equipment - 1.8%
Motorola Solutions, Inc.	6,080	1,450,627

Construction Materials - 1.0%
Martin Marietta Materials, Inc.	2,302	810,488

Consumer Finance - 0.8%
Discover Financial Services	6,522	658,722

Containers & Packaging - 2.0%
Packaging Corp. of America	5,567	782,776
Silgan Holdings, Inc.	18,810	837,045

		1,619,821

Distributors - 2.1%
Genuine Parts Co.	4,184	639,608
LKQ Corp.	19,495	1,069,106

		1,708,714

Diversified Financial Services - 0.6%
Voya Financial, Inc.	7,733	465,217

Electric Utilities - 4.0%
Edison International	8,535	578,417

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
Entergy Corp.	9,713	$ 1,118,258
Xcel Energy, Inc.	20,417	1,494,116

		3,190,791

Electrical Equipment - 3.7%
Acuity Brands, Inc.	5,336	973,286
AMETEK, Inc.	6,571	811,519
Hubbell, Inc.	5,401	1,182,927

		2,967,732

Electronic Equipment, Instruments & Components - 3.3%
Amphenol Corp., Class A	9,652	744,458
CDW Corp.	5,194	942,867
Jabil, Inc.	9,532	565,629
TD SYNNEX Corp.	4,128	414,534

		2,667,488

Equity Real Estate Investment Trusts - 10.6%
American Homes 4 Rent, Class A	18,751	710,288
AvalonBay Communities, Inc.	3,287	703,221
Boston Properties, Inc.	6,194	564,645
Brixmor Property Group, Inc.	20,874	483,859
Essex Property Trust, Inc.	1,459	418,047
Federal Realty OP LP	3,336	352,315
Host Hotels & Resorts, Inc.	16,801	299,226
JBG SMITH Properties	11,618	295,562
Kimco Realty Corp.	25,481	563,385
Mid-America Apartment Communities, Inc.	2,170	403,034
Rayonier, Inc.	21,213	800,791
Regency Centers Corp.	5,721	368,604
Rexford Industrial Realty, Inc.	5,894	385,526
Sun Communities, Inc.	2,328	381,699
Ventas, Inc.	6,614	355,701
Weyerhaeuser Co.	22,703	824,573
WP Carey, Inc.	7,110	634,923

		8,545,399

Food & Staples Retailing - 1.4%
Kroger Co.	13,127	609,618
US Foods Holding Corp. (A)	17,504	551,376

		1,160,994

Food Products - 0.8%
Post Holdings, Inc. (A)	7,113	618,404

Gas Utilities - 1.0%
National Fuel Gas Co.	10,915	789,591

Health Care Equipment & Supplies - 1.1%
Globus Medical, Inc., Class A (A)	1,551	91,028
Zimmer Biomet Holdings, Inc.	7,481	825,828

		916,856

Health Care Providers & Services - 5.3%
AmerisourceBergen Corp.	8,047	1,174,299
Henry Schein, Inc. (A)	12,984	1,023,529
Laboratory Corp. of America Holdings	5,976	1,566,847
Universal Health Services, Inc., Class B	4,497	505,777

		4,270,452

Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	3,507	436,586
Expedia Group, Inc. (A)	3,013	319,529

		756,115

Transamerica Funds	Page 1

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.9%
Mohawk Industries, Inc. (A)	4,800	$ 616,704
Newell Brands, Inc.	43,908	887,381

		1,504,085

Household Products - 0.4%
Energizer Holdings, Inc.	10,723	316,650

Insurance - 5.9%
Alleghany Corp. (A)	574	480,714
Arch Capital Group Ltd. (A)	11,961	531,068
Hartford Financial Services Group, Inc.	12,969	836,112
Lincoln National Corp.	10,444	536,195
Loews Corp.	21,088	1,228,376
RenaissanceRe Holdings Ltd.	3,727	481,938
W.R. Berkley Corp.	11,087	693,270

		4,787,673

Interactive Media & Services - 0.8%
IAC / InterActiveCorp (A)	9,757	668,355

IT Services - 1.7%
FleetCor Technologies, Inc. (A)	3,641	801,348
GoDaddy, Inc., Class A (A)	7,441	551,973

		1,353,321

Machinery - 6.1%
IDEX Corp.	3,424	714,760
ITT, Inc.	11,123	834,559
Lincoln Electric Holdings, Inc.	6,961	984,564
Middleby Corp. (A)	5,952	861,195
Snap-on, Inc.	4,187	938,097
Timken Co.	8,588	561,483

		4,894,658

Media - 1.7%
Liberty Broadband Corp., Class C (A)	5,880	640,508
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	19,228	765,659

		1,406,167

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	8,894	280,606

Multi-Utilities - 3.7%
CMS Energy Corp.	19,000	1,305,870
Sempra Energy	2,099	348,014
WEC Energy Group, Inc.	13,207	1,371,019

		3,024,903

Multiline Retail - 0.3%
Kohl’s Corp.	7,575	220,736

Oil, Gas & Consumable Fuels - 2.5%
Coterra Energy, Inc.	23,006	703,753
Diamondback Energy, Inc.	4,685	599,774
Williams Cos., Inc.	20,819	709,720

		2,013,247

Personal Products - 0.3%
BellRing Brands, Inc. (A)	9,001	217,284

Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (A)	4,285	668,717

	Shares	Value
COMMON STOCKS (continued)
Professional Services - 0.7%
Leidos Holdings, Inc.	5,636	$ 603,052

Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A (A)	8,480	726,058

Software - 1.9%
NortonLifeLock, Inc.	35,583	872,851
Take-Two Interactive Software, Inc. (A)	4,964	658,872

		1,531,723

Specialty Retail - 2.5%
AutoZone, Inc. (A)	531	1,134,954
Bath & Body Works, Inc.	9,485	337,097
Best Buy Co., Inc.	5,352	412,050
Gap, Inc.	15,738	151,400

		2,035,501

Textiles, Apparel & Luxury Goods - 2.4%
Carter’s, Inc. (B)	8,247	671,966
Ralph Lauren Corp.	6,680	658,848
Tapestry, Inc.	18,857	634,161

		1,964,975

Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp.	37,117	524,834

Total Common Stocks (Cost $48,221,347)		77,743,523

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
Fixed Income Clearing Corp., 0.65% (C), dated 07/29/2022, to be repurchased at $3,032,139 on 08/01/2022. Collateralized by a U.S. Government Obligation, 3.00%, due 07/15/2025, and with a value of $3,092,625.	$ 3,031,974	3,031,974

Total Repurchase Agreement (Cost $3,031,974)		3,031,974

Total Investments (Cost $51,253,321)		80,775,497
Net Other Assets (Liabilities) - (0.0)%		(12,187)

Net Assets - 100.0%		$ 80,763,310

Transamerica Funds	Page 2

Transamerica Mid Cap Value

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$77,743,523	$—	$—	$77,743,523
Repurchase Agreement	—	3,031,974	—	3,031,974

Total Investments	$77,743,523	$3,031,974	$—	$80,775,497

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $650,862 collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $665,001. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at July 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica Mid Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Mid Cap Value (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4